ALLOWANCE FOR CREDIT LOSSES - Activity in Reserves for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ALLOWANCE FOR CREDIT LOSSES [Abstract]
Beginning	$ 2,549	$ 2,318	$ 2,092
Provision for credit losses	1,732	371	191
Write-offs and other	(379)	(140)	35
Ending	$ 3,902	$ 2,549	$ 2,318